TRADING ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Trading Securities Balance Sheet Reported Amounts Tables [Abstract]
Trading Account Assets Tables [Text Block]

	2016	2017
	(EUR in millions)
Debt securities issued by other governments and public sector entities	262	289
Greek treasury bills	1.492	1.379
Foreign treasury bills	65	56
Debt securities issued by foreign financial institutions	8	-
Corporate debt securities issued by Greek companies	23	1
Equity securities issued by Greek companies	14	63
Mutual fund units	5	4
Total	1.869	1.792